Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2012
Components of Intangible Assets

Intangible assets consist of the following:

	2012
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Life (Years)

Contract rights	$66,723	$(16,585)	$50,138	16
Covenants not to compete	15,062	(13,754)	1,308	4
Tradenames	23,145	—	23,145	None (Indefinite Life)

Total	$104,930	$(30,339)	$74,591

	2011
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Life (Years)

Contract rights	$61,472	$(13,603)	$47,869	17
Covenants not to compete	14,076	(13,535)	541	1
Tradenames	20,339	—	20,339	None (Indefinite Life)

Total	$95,887	$(27,138)	$68,749

Estimated Annual Amortization Expense for Intangible Assets	Estimated annual amortization expense for intangibles assets is as follows:

Year ending June 30,
2013	$4,091
2014	3,625
2015	3,240
2016	3,230
2017	3,220

$17,406

Changes in Carrying Amount of Goodwill

The following table represents the changes in the carrying amount of goodwill for the years ended June 30, 2012 and 2011:

Balance as of June 30, 2010	$103,300

Goodwill additions related to acquisitions	18,371
Foreign currency effects on Goodwill	4,079

Balance as of June 30, 2011	$125,750

Goodwill related to acquisitions	19,392
Foreign currency effects on Goodwill	(2,452)

Balance as of June 30, 2012	$142,690